Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Sales Prices (Detail)	12 Months Ended
	Dec. 31, 2025 USD-Barrel USD-Mcf USD-Boe Mcf	Dec. 31, 2024 USD-Barrel USD-Mcf USD-Boe	Dec. 31, 2023 USD-Boe USD-Barrel USD-Mcf
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Conversion factor for dry gas to barrels of oil | Mcf	5,201
Weighted average sales price per barrel of oil equivalent
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Boe	47.34	57.73	54.76
Crude oil, per barrel
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Barrel	57.31	70.44	65.89
Natural gas, per thousand cubic feet
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Mcf	3.47	3.63	3.87